STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Common Stocks — 99.7%	Shares	Fair Value
Communications — 7.4%
Airbnb, Inc., Class A(a)	687	$ 82,069
Alphabet, Inc., Class C	1,258	196,537
Alphabet, Inc., Class A	1,275	197,166
AT&T, Inc.	11,904	336,645
Booking Holdings, Inc.	19	87,531
Charter Communications, Inc., Class A(a)	1,350	497,516
Comcast Corporation, Class A	13,396	494,312
DoorDash, Inc., Class A(a)	460	84,074
Electronic Arts, Inc.	3,422	494,546
Expedia Group, Inc.	520	87,412
Fox Corporation, Class B	1,632	86,023
Fox Corporation, Class A	1,513	85,636
GoDaddy, Inc., Class A(a)	1,437	258,861
Interpublic Group of Companies, Inc. (The)	11,972	325,159
Match Group, Inc.	13,635	425,413
Meta Platforms, Inc., Class A	694	399,994
Netflix, Inc.(a)	230	214,482
News Corporation, Class A	2,932	79,809
News Corporation, Class B	2,553	77,535
Omnicom Group, Inc.	3,915	324,593
Paramount Global, Class B	13,533	161,855
Take-Two Interactive Software, Inc.(a)	2,320	480,820
T-Mobile US, Inc.	1,236	329,654
Uber Technologies, Inc.(a)	1,179	85,902
VeriSign, Inc.(a)	1,062	269,610
Verizon Communications, Inc.	7,262	329,404
Walt Disney Company (The)	1,604	158,315
Warner Bros Discovery, Inc.(a)	15,526	166,594
		6,817,467
Consumer Discretionary — 13.5%
Amazon.com, Inc.(a)	1,066	202,817
Aptiv Holdings Ltd.(a)	5,630	334,985
AutoZone, Inc.(a)	40	152,511
Axon Enterprise, Inc.(a)	142	74,685
Best Buy Company, Inc.	3,319	244,312
Builders FirstSource, Inc.(a)	1,128	140,932
Caesars Entertainment, Inc.(a)	2,254	56,350
CarMax, Inc.(a)	2,037	158,723
Carnival Corporation(a)	3,971	77,554
Chipotle Mexican Grill, Inc.(a)	9,487	476,342
Copart, Inc.(a)	4,006	226,699
Darden Restaurants, Inc.	2,552	530,203
Deckers Outdoor Corporation(a)	2,399	268,232
Domino's Pizza, Inc.	1,115	512,286
DR Horton, Inc.	1,872	237,987
eBay, Inc.	3,231	218,836
Ford Motor Company	36,584	366,938
General Motors Company	7,364	346,329
Genuine Parts Company	1,167	139,036
Hasbro, Inc.	3,969	244,054
Hilton Worldwide Holdings, Inc.	460	104,673
Home Depot, Inc. (The)	450	164,921
Las Vegas Sands Corporation	1,465	56,593
Lennar Corporation, Class A	2,009	230,593
Live Nation Entertainment, Inc.(a)	663	86,575
LKQ Corporation	3,418	145,402
Lowe's Companies, Inc.	705	164,427
Lululemon Athletica, Inc.(a)	916	259,283
Common Stocks — 99.7% (continued)	Shares	Fair Value
Consumer Discretionary — 13.5% (continued)
Marriott International, Inc., Class A	434	$ 103,379
Masco Corporation	2,025	140,819
McDonald's Corporation	1,583	494,482
MGM Resorts International(a)	1,993	59,073
Mohawk Industries, Inc.(a)	1,246	142,268
NIKE, Inc., Class B	3,974	252,270
Norwegian Cruise Line Holdings Ltd.(a)	4,122	78,153
NVR, Inc.(a)	33	239,065
O'Reilly Automotive, Inc.(a)	107	153,286
Pool Corporation	363	115,561
PulteGroup, Inc.	2,305	236,954
Ralph Lauren Corporation	1,293	285,417
Ross Stores, Inc.	5,732	732,492
Royal Caribbean Cruises Ltd.	373	76,629
Starbucks Corporation	4,838	474,559
Tapestry, Inc.	4,042	284,597
Tesla, Inc.(a)	1,424	369,043
TJX Companies, Inc. (The)	6,286	765,634
TKO Group Holdings, Inc.	1,133	173,134
Tractor Supply Company	2,289	126,124
Ulta Beauty, Inc.(a)	664	243,383
Williams-Sonoma, Inc.	945	149,405
Wynn Resorts Ltd.	734	61,289
Yum! Brands, Inc.	3,061	481,679
		12,460,973
Consumer Staples — 13.9%
Altria Group, Inc.	6,042	362,641
Archer-Daniels-Midland Company	7,545	362,235
Brown-Forman Corporation, Class B	6,821	231,505
Bunge Global S.A.	4,818	368,192
Campbell Soup Co.	5,294	211,336
Church & Dwight Company, Inc.	3,729	410,526
Clorox Company (The)	2,764	406,999
Coca-Cola Company (The)	3,431	245,728
Colgate-Palmolive Company	4,529	424,367
Conagra Brands, Inc.	7,930	211,493
Constellation Brands, Inc., Class A	1,309	240,228
Costco Wholesale Corporation	788	745,274
Dollar General Corporation	2,002	176,036
Dollar Tree, Inc.(a)	2,451	183,997
Estee Lauder Companies, Inc. (The), Class A	6,116	403,656
General Mills, Inc.	3,415	204,183
Hershey Company (The)	1,046	178,897
Hormel Foods Corporation	12,050	372,828
J M Smucker Company (The)	1,823	215,861
Kellanova	2,164	178,508
Kenvue, Inc.	17,835	427,683
Keurig Dr Pepper, Inc.	7,065	241,764
Kimberly-Clark Corporation	2,913	414,287
Kraft Heinz Company (The)	6,722	204,550
Kroger Company (The)	10,936	740,258
Lamb Weston Holdings, Inc.	3,992	212,774
McCormick & Company, Inc.	2,532	208,409
Molson Coors Beverage Company, Class B	3,980	242,263
Mondelez International, Inc., Class A	2,768	187,809
Monster Beverage Corporation(a)	4,308	252,104
PepsiCo, Inc.	1,198	179,628
Philip Morris International, Inc.	2,344	372,063

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Common Stocks — 99.7% (continued)	Shares	Fair Value
Consumer Staples — 13.9% (continued)
Procter & Gamble Company (The)	2,422	$ 412,757
Sysco Corporation	9,716	729,089
Target Corporation	1,511	157,688
Tyson Foods, Inc., Class A	5,945	379,351
Walgreens Boots Alliance, Inc.	56,351	629,441
Walmart, Inc.	8,341	732,256
		12,858,664
Energy — 6.8%
APA Corporation	3,458	72,687
Baker Hughes Company	7,386	324,615
Chevron Corporation	4,534	758,492
ConocoPhillips	703	73,829
Coterra Energy, Inc.	4,294	124,097
Devon Energy Corporation	3,434	128,432
Diamondback Energy, Inc.	451	72,106
Enphase Energy, Inc.(a)	4,082	253,289
EOG Resources, Inc.	561	71,943
EQT Corporation	2,339	124,973
Expand Energy Corporation	1,156	128,686
Exxon Mobil Corporation	6,362	756,633
First Solar, Inc.(a)	1,343	169,795
Halliburton Company	12,621	320,195
Hess Corporation	458	73,156
Kinder Morgan, Inc.	8,757	249,837
Marathon Petroleum Corporation	3,362	489,810
Occidental Petroleum Corporation	1,489	73,497
ONEOK, Inc.	2,461	244,180
Phillips 66	3,745	462,433
Schlumberger N.V.	7,699	321,818
Targa Resources Corporation	1,247	249,986
Valero Energy Corporation	3,675	485,357
Williams Companies, Inc. (The)	4,144	247,645
		6,277,491
Financials — 9.8%
Aflac, Inc.	1,770	196,806
Allstate Corporation (The)	915	189,469
American Express Company	159	42,779
American International Group, Inc.	2,284	198,571
Ameriprise Financial, Inc.	145	70,196
Aon PLC, Class A	88	35,120
Apollo Global Management, Inc.	523	71,620
Arch Capital Group Ltd.	1,465	140,904
Arthur J Gallagher & Company	108	37,286
Assurant, Inc.	899	188,565
Bank of America Corporation	2,902	121,100
Bank of New York Mellon Corporation (The)	1,290	108,192
Berkshire Hathaway, Inc., Class B(a)	922	491,039
Blackrock, Inc.	76	71,932
Blackstone, Inc.	499	69,750
Brown & Brown, Inc.	297	36,947
Capital One Financial Corporation	3,682	660,183
Cboe Global Markets, Inc.	197	44,579
Charles Schwab Corporation (The)	3,078	240,945
Chubb Ltd.	461	139,217
Cincinnati Financial Corporation	934	137,970
Citigroup, Inc.	1,750	124,233
Citizens Financial Group, Inc.	1,296	53,097
CME Group, Inc.	163	43,242
Common Stocks — 99.7% (continued)	Shares	Fair Value
Financials — 9.8% (continued)
Discover Financial Services	3,853	$ 657,707
Erie Indemnity Company, Class A	450	188,573
Everest Re Group Ltd.	378	137,339
Fifth Third Bancorp	1,368	53,626
Franklin Resources, Inc.	3,602	69,339
Globe Life, Inc.	1,514	199,424
Goldman Sachs Group, Inc. (The)	438	239,275
Hartford Financial Services Group, Inc. (The)	1,141	141,176
Huntington Bancshares, Inc.	3,575	53,661
Intercontinental Exchange, Inc.	247	42,608
Invesco Ltd.	4,602	69,812
JPMorgan Chase & Company	518	127,065
KeyCorporation	3,363	53,774
KKR & Company, Inc.	621	71,794
Loews Corporation	5,492	504,769
M&T Bank Corporation	300	53,625
Marsh & McLennan Companies, Inc.	152	37,093
MetLife, Inc.	2,361	189,565
Morgan Stanley	2,057	239,990
Nasdaq, Inc.	553	41,951
Northern Trust Corp.	702	69,252
PNC Financial Services Group, Inc. (The)	305	53,610
Principal Financial Group, Inc.	2,293	193,460
Progressive Corporation (The)	669	189,334
Prudential Financial, Inc.	1,750	195,440
Raymond James Financial, Inc.	1,667	231,563
Regions Financial Corporation	2,461	53,478
State Street Corporation	1,215	108,779
Synchrony Financial	11,864	628,080
T Rowe Price Group, Inc.	756	69,454
Travelers Companies, Inc. (The)	520	137,519
Truist Financial Corporation	1,300	53,495
US Bancorp	1,255	52,986
W R Berkley Corporation	2,145	152,638
Wells Fargo & Company	1,675	120,248
Willis Towers Watson PLC	108	36,499
		9,031,743
Health Care — 11.5%
Abbott Laboratories	468	62,080
AbbVie, Inc.	1,195	250,376
Agilent Technologies, Inc.	1,119	130,901
Align Technology, Inc.(a)	571	90,709
Amgen, Inc.	807	251,421
Baxter International, Inc.	1,715	58,704
Becton Dickinson and Company	263	60,243
Biogen, Inc.(a)	1,815	248,365
Bio-Techne Corporation	2,182	127,931
Boston Scientific Corporation(a)	611	61,638
Bristol-Myers Squibb Company	4,290	261,646
Cardinal Health, Inc.	1,483	204,313
Cencora, Inc.	736	204,674
Centene Corporation(a)	4,350	264,089
Charles River Laboratories International, Inc.(a)	793	119,362
Cigna Group (The)	607	199,703
Cooper Companies, Inc. (The)(a)	1,169	98,605
CVS Health Corporation	9,635	652,772
Danaher Corporation	450	92,250
DaVita, Inc.(a)	722	110,444

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Common Stocks — 99.7% (continued)	Shares	Fair Value
Health Care — 11.5% (continued)
DexCom, Inc.(a)	1,343	$ 91,713
Edwards Lifesciences Corporation(a)	848	61,463
Elevance Health, Inc.	601	261,411
Eli Lilly & Company	311	256,858
GE HealthCare Technologies, Inc.	1,158	93,462
Gilead Sciences, Inc.	2,271	254,466
HCA Healthcare, Inc.	991	342,440
Henry Schein, Inc.(a)	2,690	184,238
Hologic, Inc.(a)	1,564	96,608
Humana, Inc.	1,001	264,865
IDEXX Laboratories, Inc.(a)	230	96,589
Incyte Corporation(a)	3,730	225,852
Insulet Corporation(a)	370	97,166
Intuitive Surgical, Inc.(a)	245	121,341
IQVIA Holdings, Inc.(a)	732	129,052
Johnson & Johnson	1,555	257,881
Labcorp Holdings, Inc.	660	153,608
McKesson Corporation	292	196,513
Medtronic PLC	637	57,241
Merck & Company, Inc.	2,677	240,288
Mettler-Toledo International, Inc.(a)	109	128,719
Moderna, Inc.(a)	7,312	207,295
Molina Healthcare, Inc.(a)	821	270,429
Pfizer, Inc.	9,842	249,396
Quest Diagnostics, Inc.	930	157,356
Regeneron Pharmaceuticals, Inc.	380	241,007
ResMed, Inc.	417	93,345
Revvity, Inc.	857	90,671
Solventum Corporation(a)	800	60,832
STERIS plc	524	118,765
Stryker Corporation	321	119,492
Thermo Fisher Scientific, Inc.	260	129,376
UnitedHealth Group, Inc.	518	271,303
Universal Health Services, Inc., Class B	1,887	354,567
Vertex Pharmaceuticals, Inc.(a)	501	242,895
Viatris, Inc.	27,816	242,277
Waters Corporation(a)	360	132,685
West Pharmaceutical Services, Inc.	258	57,761
Zimmer Biomet Holdings, Inc.	1,079	122,121
Zoetis, Inc.	1,570	258,501
		10,582,074
Industrials — 9.7%
3M Company	1,052	154,497
A O Smith Corporation	2,130	139,217
Allegion plc	562	73,319
AMETEK, Inc.	663	114,129
Amphenol Corporation, Class A	2,825	185,292
Boeing Company (The)(a)	978	166,798
Carrier Global Corporation	1,070	67,838
Caterpillar, Inc.	349	115,100
CH Robinson Worldwide, Inc.	804	82,330
Cintas Corporation	923	189,704
CSX Corporation	2,636	77,577
Cummins, Inc.	221	69,270
Deere & Company	248	116,399
Delta Air Lines, Inc.	5,076	221,314
Dover Corporation	873	153,369
Eaton Corporation PLC	808	219,638
Common Stocks — 99.7% (continued)	Shares	Fair Value
Industrials — 9.7% (continued)
Emerson Electric Company	265	$ 29,055
Expeditors International of Washington, Inc.	700	84,175
Fastenal Company	1,582	122,684
FedEx Corporation	327	79,716
Fortive Corporation	406	29,711
GE Vernova, LLC	500	152,640
Generac Holdings, Inc.(a)	546	69,151
General Dynamics Corporation	604	164,638
General Electric Company	803	160,720
Honeywell International, Inc.	755	159,871
Howmet Aerospace, Inc.	563	73,038
Hubbell, Inc.	696	230,312
Huntington Ingalls Industries, Inc.	403	82,228
IDEX Corporation	976	176,627
Illinois Tool Works, Inc.	622	154,262
Ingersoll Rand, Inc.	2,174	173,985
Jacobs Solutions, Inc.	2,917	352,636
JB Hunt Transport Services, Inc.	531	78,561
Johnson Controls International plc	902	72,259
Keysight Technologies, Inc.(a)	1,249	187,063
L3Harris Technologies, Inc.	372	77,863
Lennox International, Inc.	248	139,086
Lockheed Martin Corporation	169	75,494
Nordson Corporation	137	27,636
Norfolk Southern Corporation	336	79,582
Northrop Grumman Corporation	163	83,458
Old Dominion Freight Line, Inc.	487	80,574
Otis Worldwide Corporation	708	73,066
PACCAR, Inc.	1,196	116,455
Parker-Hannifin Corporation	117	71,118
Pentair PLC	2,068	180,909
Quanta Services, Inc.	1,365	346,956
Republic Services, Inc.	767	185,737
Rockwell Automation, Inc.	114	29,455
Rollins, Inc.	3,463	187,106
RTX Corporation	609	80,668
Snap-on, Inc.	715	240,963
Southwest Airlines Company	7,527	252,757
Stanley Black & Decker, Inc.	2,931	225,335
TE Connectivity plc	1,220	172,410
Teledyne Technologies, Inc.(a)	62	30,858
Textron, Inc.	2,162	156,205
Trane Technologies PLC	205	69,069
TransDigm Group, Inc.	53	73,314
Trimble, Inc.(a)	422	27,704
Union Pacific Corporation	333	78,668
United Airlines Holdings, Inc.(a)	3,221	222,410
United Parcel Service, Inc., Class B	677	74,463
United Rentals, Inc.	190	119,073
Veralto Corporation	296	28,845
Waste Management, Inc.	792	183,356
Westinghouse Air Brake Technologies Corporation	664	120,416
WW Grainger, Inc.	123	121,503
Xylem, Inc.	1,450	173,217
		8,984,852
Materials — 2.9%
Air Products and Chemicals, Inc.	150	44,238

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Common Stocks — 99.7% (continued)	Shares	Fair Value
Materials — 2.9% (continued)
Albemarle Corporation	601	$ 43,284
Amcor PLC	12,132	117,680
Avery Dennison Corporation	332	59,086
Ball Corporation	2,287	119,085
CF Industries Holdings, Inc.	1,376	107,534
Corteva, Inc.	1,763	110,946
Dow, Inc.	2,140	74,729
DuPont de Nemours, Inc.	583	43,538
Eastman Chemical Company	480	42,293
Ecolab, Inc.	180	45,634
Freeport-McMoRan, Inc.	6,108	231,249
International Flavors & Fragrances, Inc.	568	44,082
International Paper Company	1,120	59,752
Linde plc	99	46,098
LyondellBasell Industries N.V., Class A	1,067	75,117
Martin Marietta Materials, Inc.	331	158,261
Mosaic Company (The)	4,072	109,985
Newmont Corporation	5,132	247,773
Nucor Corporation	1,797	216,251
Packaging Corporation of America	301	59,604
PPG Industries, Inc.	697	76,217
Sherwin-Williams Company (The)	231	80,663
Smurfit WestRock plc	1,340	60,380
Steel Dynamics, Inc.	1,867	233,524
Vulcan Materials Company	684	159,577
		2,666,580
Real Estate — 3.3%
Alexandria Real Estate Equities, Inc. - REIT	1,077	99,633
American Tower Corporation, Class A - REIT	300	65,280
AvalonBay Communities, Inc. - REIT	503	107,954
BXP, Inc. - REIT	1,610	108,176
Camden Property Trust - REIT	893	109,214
CBRE Group, Inc., Class A(a)	269	35,180
Crown Castle Inc. - REIT	613	63,893
Digital Realty Trust, Inc. - REIT	1,704	244,165
Equinix, Inc. - REIT	302	246,235
Equity Residential - REIT	1,508	107,943
Essex Property Trust, Inc. - REIT	358	109,752
Extra Space Storage, Inc. - REIT	727	107,952
Federal Realty Investment Trust - REIT	658	64,366
Healthpeak Properties, Inc. - REIT	5,152	104,173
Host Hotels & Resorts, Inc. - REIT	7,074	100,522
Invitation Homes, Inc. - REIT	3,150	109,778
Iron Mountain, Inc. - REIT	731	62,895
Kimco Realty Corporation - REIT	3,075	65,313
Mid-America Apartment Communities, Inc. - REIT	646	108,257
Prologis, Inc. - REIT	566	63,273
Public Storage - REIT	354	105,949
Realty Income Corporation - REIT	1,116	64,739
Regency Centers Corporation - REIT	881	64,983
SBA Communications Corporation, Class A - REIT	290	63,803
Simon Property Group, Inc. - REIT	393	65,269
Texas Pacific Land Corporation	51	67,574
UDR, Inc. - REIT	2,436	110,034
Ventas, Inc. - REIT	1,577	108,435
VICI Properties, Inc. - REIT	1,962	64,000
Welltower, Inc. - REIT	713	109,239
Common Stocks — 99.7% (continued)	Shares	Fair Value
Real Estate — 3.3% (continued)
Weyerhaeuser Company - REIT	5,368	$ 157,175
		3,065,154
Technology — 14.7%
Accenture PLC, Class A	397	123,880
Adobe, Inc.(a)	401	153,796
Advanced Micro Devices, Inc.(a)	1,253	128,733
Akamai Technologies, Inc.(a)	3,135	252,368
Analog Devices, Inc.	1,010	203,687
ANSYS, Inc.(a)	485	153,532
Apple, Inc.	2,223	493,795
Applied Materials, Inc.	1,016	147,442
Arista Networks, Inc.(a)	2,273	176,112
Autodesk, Inc.(a)	622	162,840
Automatic Data Processing, Inc.	723	220,898
Broadcom, Inc.	1,618	270,902
Broadridge Financial Solutions, Inc.	463	112,259
Cadence Design Systems, Inc.(a)	1,279	325,288
CDW Corporation	706	113,144
Cisco Systems, Inc.	3,138	193,646
Cognizant Technology Solutions Corporation, Class A	1,600	122,400
Corning, Inc.	3,807	174,284
Corpay, Inc.(a)	125	43,590
CoStar Group, Inc.(a)	502	39,773
Crowdstrike Holdings, Inc., Class A(a)	452	159,366
Dayforce, Inc.(a)	2,856	166,590
Dell Technologies, Inc., Class C	1,654	150,762
EPAM Systems, Inc.(a)	693	117,006
Equifax, Inc.	168	40,918
F5, Inc.(a)	723	192,513
FactSet Research Systems, Inc.	91	41,372
Fair Isaac Corporation(a)	22	40,572
Fidelity National Information Services, Inc.	744	55,562
Fiserv, Inc.(a)	246	54,324
Fortinet, Inc.(a)	1,644	158,251
Garmin Ltd.	1,479	321,135
Gartner, Inc.(a)	277	116,268
Gen Digital, Inc.	5,853	155,339
Global Payments, Inc.	448	43,868
Hewlett Packard Enterprise Company	10,128	156,275
HP, Inc.	11,137	308,384
Intel Corporation	5,263	119,523
International Business Machines Corporation	1,274	316,792
Intuit, Inc.	264	162,093
Jabil, Inc.	2,328	316,771
Jack Henry & Associates, Inc.	306	55,876
Juniper Networks, Inc.	5,341	193,291
KLA Corporation	222	150,916
Lam Research Corporation	2,010	146,127
Leidos Holdings, Inc.	941	126,979
MarketAxess Holdings, Inc.	199	43,054
Mastercard, Inc., Class A	80	43,850
Microchip Technology, Inc.	2,366	114,538
Micron Technology, Inc.	1,256	109,134
Microsoft Corporation	814	305,567
Monolithic Power Systems, Inc.	348	201,833
Moody's Corporation	85	39,584
Motorola Solutions, Inc.	1,136	497,353

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Common Stocks — 99.7% (continued)	Shares	Fair Value
Technology — 14.7% (continued)
MSCI, Inc.	71	$ 40,151
NetApp, Inc.	1,720	151,085
NVIDIA Corporation	1,040	112,715
NXP Semiconductors N.V.	1,020	193,861
ON Semiconductor Corporation(a)	4,884	198,730
Oracle Corporation	2,120	296,397
Palantir Technologies, Inc., Class A(a)	2,446	206,442
Palo Alto Networks, Inc.(a)	868	148,116
Paychex, Inc.	1,450	223,706
Paycom Software, Inc.	761	166,263
PayPal Holdings, Inc.(a)	765	49,916
PTC, Inc.(a)	1,015	157,274
QUALCOMM, Inc.	2,021	310,445
Roper Technologies, Inc.	52	30,658
S&P Global, Inc.	83	42,172
Salesforce, Inc.	1,132	303,784
Seagate Technology Holdings PLC	1,800	152,910
ServiceNow, Inc.(a)	250	199,035
Skyworks Solutions, Inc.	3,039	196,411
Super Micro Computer, Inc.(a)	3,752	128,468
Synopsys, Inc.(a)	709	304,055
Teradyne, Inc.	1,824	150,662
Texas Instruments, Inc.	1,196	214,921
Tyler Technologies, Inc.(a)	374	217,440
Verisk Analytics, Inc.	137	40,774
Visa, Inc., Class A	127	44,508
Western Digital Corporation(a)	3,553	143,648
Workday, Inc., Class A(a)	648	151,327
Zebra Technologies Corporation, Class A(a)	425	120,088
		13,530,117
Utilities — 6.2%
AES Corporation (The)	23,133	287,312
Alliant Energy Corporation	1,160	74,646
Ameren Corporation	737	73,995
American Electric Power Company, Inc.	2,248	245,639
American Water Works Company, Inc.	2,192	323,364
Atmos Energy Corporation	2,111	326,318
CenterPoint Energy, Inc.	6,688	242,306
CMS Energy Corporation	1,003	75,335
Consolidated Edison, Inc.	2,230	246,616
Constellation Energy Corporation	1,316	265,345
Dominion Energy, Inc.	4,340	243,344
DTE Energy Company	1,754	242,526
Duke Energy Corporation	608	74,158
Edison International	4,163	245,284
Entergy Corporation	2,792	238,688
Evergy, Inc.	1,083	74,673
Eversource Energy	1,189	73,849
Exelon Corporation	6,444	296,940
FirstEnergy Corporation	5,958	240,822
NextEra Energy, Inc.	3,226	228,691
NiSource, Inc.	8,014	321,281
NRG Energy, Inc.	2,985	284,948
PG&E Corporation	4,351	74,750
Pinnacle West Capital Corporation	779	74,200
PPL Corporation	2,093	75,578
Public Service Enterprise Group, Inc.	2,911	239,575
Sempra Energy	1,040	74,214
Common Stocks — 99.7% (continued)	Shares	Fair Value
Utilities — 6.2% (continued)
Southern Company (The)	808	$ 74,296
Vistra Corporation	2,288	268,703
WEC Energy Group, Inc.	684	74,542
Xcel Energy, Inc.	1,047	74,117
		5,756,055

Total Common Stocks
(Cost $92,841,878)		92,031,170

Rights — 0.0%(c)
Health Care — 0.0%(c)
Omniab, Inc. (a)(b) - CVR, $12.5 Earnout	198	–
Omniab, Inc. (a)(b) - CVR, $15.0 Earnout	198	–
Total Rights
(Cost $0)		–

Total Investments — 99.7%
(Cost $92,841,878)		92,031,170

Other Assets in Excess of Liabilities — 0.3%		312,995

Total Net Assets — 100.0%		$ 92,344,165

CVR	- Contingent Value Right
LLC	- Limited Liability Company
LTD.	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	Percentage rounds to less than 0.1%.